Financial instruments and related disclosures - Additional Information Fair Value Hedges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied	£ 0	£ 3
1% (100 basis points) movement in USD interest rates | Interest rate sensitivity
Disclosure of detailed information about financial instruments [line items]
Impact on equity through interest rate movements		0
1.5% (150 basis points) movement in USD interest rates | Interest rate sensitivity
Disclosure of detailed information about financial instruments [line items]
Impact on equity through interest rate movements		0
1.5% (150 basis points) movement in EUR or Sterling interest rates | Interest rate sensitivity
Disclosure of detailed information about financial instruments [line items]
Impact on equity through interest rate movements	0
1% (100 basis points) movement in EUR or Sterling interest rates | Interest rate sensitivity
Disclosure of detailed information about financial instruments [line items]
Impact on equity through interest rate movements	0
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges	0	0
Hedges of net investment in foreign operations | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges	0	0
Bonds in a designated hedging relationship | Net Investment Hedged
Disclosure of detailed information about financial instruments [line items]
Carrying value of bonds	£ 5,348	£ 6,322